Estimates, Significant Accounting Policies and Balance Sheet Detials (Other Current Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
Deposits paid to vendors	$ 65	$ 49
Deferred income taxes	14	0
Prepaid expenses and other	217	262
Total other current assets	$ 296	$ 311